Impairment of assets (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) net of losses of sales of businesses and fixed assets recognised in profit or loss	$ 445	$ (2,937)	$ 26,476	$ (2,564)
Impairment loss (reversal of impairment loss) recognised in profit or loss	402	(2,964)	14,788	(2,744)
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	6,858		6,858			$ 1,652
Liabilities included in disposal groups classified as held for sale	2,571		$ 2,571			$ 359
Gains (losses) on disposals of investments	904
Aker BP [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners					$ 595
Proportion of ownership interest in associate			27.90%
Aker BP Lundin [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in associate			15.90%
Sunrise Oil Sands [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	1,407		$ 1,407
Liabilities included in disposal groups classified as held for sale	369		369
Operating segments [member] | gas & low carbon energy
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	265	(1,270)	517	(1,148)
Operating segments [member] | oil production & operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	(245)	(1,756)	379	(1,657)
Other Business And Corporate, Non-Segment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 14	$ 56	13,493	$ 53
Loss On Disposals, Property, Plant And Equipment And Disposal Of Investments In Subsidiaries, Joint Ventures And Associates			$ 11,082